Subsequent Events	12 Months Ended
Apr. 30, 2023
Subsequent Events [Abstract]
Subsequent events

Note 13 – Subsequent events

On July 27, 2023, the Company announced the closing of its initial public offering of 1,200,000 American Depositary Shares (“ADSs”) at a public offering price of US$5.00 per ADS. The Company received aggregate gross proceeds of $6 million from the offering, before deducting underwriting discounts and other related expenses.

The Company has assessed all events from April 30, 2023 up through September 15, 2023, which is the date that these financial statements are available to be issued, unless as disclosed above, there are not any material subsequent events that require disclosure in these financial statements.